Disclosure of leases and similar arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of finance lease and operating lease by lessee
The future aggregate minimum lease payments under cancellable operating leases are as follows:

	2017	2016
No later than 1 year	7,841	5,311
Later than 1 year and no later than 5 years	1,234	2,294
	9,075	7,605

Disclosure of finance lease and operating lease by lessor
The following amounts have been recognized in the statement of income in the line “Sales goods and services rendered”:

	2017	2016	2015
Rental income	771	984	1,309

The future minimum rental payments receivable under cancellable leases are as follows:

	2017	2016
No later than 1 year	504	494
Later than 1 year and no later than 5 years	1,014	988
	1,518	1,482